Trade Accounts Receivables, Net - Summary Of Unbilled Receivables At Fair Values And Carrying Amount Explanatory (Parenthetical) (Detail)	Dec. 31, 2020
Unbilled Receivables Concessions [Member]
Statement [line items]
Accrued Interest Rate On Unbilled Receivables	7.70%